UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  June 30
Date of reporting period:  December 31, 2023
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Ultra Short Income ETF

BNY Mellon Responsible Horizons Corporate Bond ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT December 31, 2023
BNY Mellon Ultra Short Income ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND
SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in
Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Fund
Save time. Save paper. View your next shareholder report online
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sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 6
Statement of Investments 7
Statement of Assets and Liabilities 13
Statement of Operations 14
Statement of Changes in Net Assets 15
Financial Highlights 16
Notes to Financial Statements 17
Liquidity Risk Management Program 26
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from July 1, 2023, through December 31, 2023, as provided by Stephen Murphy,
CFA, and Anthony Honko, portfolio managers employed by the fund’s sub-adviser, Dreyfus, a division of Mellon Investments Corporation.
Market and Fund Performance Overview
For the six-month period ended December 31, 2023, BNY Mellon Ultra Short Income
ETF (the “fund”) produced a net asset value total return of 3.28%.
1
In comparison,
the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”), the fund’s benchmark, returned 2.70% for the same period.
2
Short-term interest rates fell sharply during the reporting period, lifting fixed-income prices. The fund outperformed the Index, largely as a result of its relatively long duration and credit positioning.
The Fund’s Investment Approach
The fund seeks high current income consistent with the maintenance of liquidity and low volatility of principal. To pursue its goal, the fund normally invests at least 80%
of its net assets in investment-grade, U.S. dollar-denominated, fixed, variable, and floating-rate debt or cash equivalents. The fund typically seeks to maintain an effective duration of one year or less, although, under certain market conditions, such as in periods of significant volatility in interest rates and spreads, the fund’s duration may be longer than one year. The fund’s portfolio, under normal market conditions, will have an average credit rating of at least A or the equivalent.
The fund’s sub-adviser seeks to achieve what they believe provides the optimal portfolio for the fund in terms of preservation of principal, liquidity and high current income. To do so, the sub-adviser uses a top-down and bottom-up investment process, and leverages the breadth and depth of Dreyfus’ research resources. The sub-
adviser focuses on preservation of principal and downside protection, by proactively monitoring issuer and counterparty risk, and ensures appropriate portfolio liquidity through a combination of overnight investments and short-term, highly liquid securities.
Yields Decline, Driving Bond Prices Higher
After a final rate increase in July 2023, the U.S. Federal Reserve (the “Fed”) paused its aggressive program of interest-rate hikes in recognition of easing inflation levels, leaving the federal funds rate in a range of 5.25%−5.50% for the remainder of the reporting period. While short-term U.S. Treasury yields rose mildly during the first half of the period, they fell sharply in the second half, driven lower by the prospect of eventual rate cuts. Yield declines accelerated and spreads tightened further in December, after the Fed indicated a likelihood of multiple rate cuts in 2024. From early October through the end of 2023, the 1-year Treasury yield decreased from a high of just over
5.5% to approximately 4.7% as of year-end. The 2-year Treasury experienced an even

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
steeper drop in yields during that same period, from approximately 5.2% to just over
4.2%. As yields fell, bond prices increased, reflecting the inverse relationship between bond prices and yields. At the same time, short-term yields continued to provide an attractive income stream. As the 1-year and 2-year Treasury examples above illustrate, longer-duration bonds experienced steeper yield declines, and correspondingly greater price increases, than shorter-duration bonds.
Favorable Duration Positioning Bolsters Returns
The fund benefited from the environment favoring longer-duration instruments. By maintaining a duration of approximately eight-to-nine months during the reporting period (versus the Index duration of three months), we positioned the fund to capture the price advantage of longer-duration holdings. These positions were largely made up of fixed corporate (representing approximately 25% of the portfolio) and Treasury holdings. The fund also invested approximately 40% of assets in commercial paper with durations of six months to a year, which further bolstered relative returns as a result of duration and the extra yield carry from the credit. No fund positions materially detracted from returns relative to the Index.
Positioned for Moderate Rate Cuts
As of December 31, 2023, we believe the market is pricing in more aggressive Fed rate cuts than are likely to occur in 2024, although some cuts appear likely. Credit spreads appear unlikely to tighten further and may widen somewhat, leading us to position the fund with a bias in favor of higher-quality credit, although the actual direction of the economy over time will determine the course we set for the fund. Current trends toward moderating inflation and somewhat slowing economic growth appear likely to remain in place, barring unexpected developments, with potential challenges for the market implicit in high levels of consumer debt and elevated equity prices in the wake of 2023’s stock market boom. While we are keeping a close eye on these and other developments that could affect the fund’s performance, for now, we are maintaining the duration and credit positioning described above.
January 16, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: FactSet - The ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading

5
market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price decline.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
6
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from July 1, 2023 to December 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended December 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended December 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,032.80 1,024.53 0.61 0.61 0.12

STATEMENT OF INVESTMENTS
December 31, 2023 (Unaudited)
7
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 1.7%
Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A,
3.06%, 4/15/2026 300,000 297,695
Honda Auto Receivables Owner Trust, Series 2021-3, Class A3,
0.41%, 11/18/2025 180,333 175,824
Hyundai Auto Lease Securitization Trust, Series 2021-C, Class A4,
0.48%, 9/15/2025
(a)
350,000 348,536
Oscar US Funding XII LLC, Series 2021-1A, Class A3, 0.70%,
4/10/2025
(a)
55,830 55,542
World Omni Automobile Lease Securitization Trust, Series 2022-A,
Class A3, 3.21%, 2/18/2025 250,151 248,600
Total Asset-Backed Securities (cost $1,155,720) 1,126,197
Commercial Paper – 35.2%
Antalis SA, 5.60%, 3/21/2024
(a)(b)
1,500,000 1,481,055
Atlantic Asset Securitization LLC, 5.58%, 4/01/2024
(a)(b)
450,000 443,577
Bank of Montreal, 5.48%, 9/04/2024
(a)(b)
1,400,000 1,350,705
CAFCO LLC, 5.69%, 4/30/2024
(a)(b)
1,250,000 1,227,131
Credit Industriel et Commercial, 5.84%, 3/06/2024
(a)(b)
900,000 890,840
DNB ASA, 5.47%, 6/20/2024
(a)(b)
2,000,000 1,949,961
Gotham Funding Corp., 5.56%, 4/01/2024
(a)(b)
1,200,000 1,182,934
HSBC Bank PLC, 6.05% (1 Month SOFR + 0.66%), 6/21/2024
(a)(c)
460,000 460,724
ING (U.S.) Funding LLC, 5.63%, 6/03/2024
(a)(b)
1,250,000 1,221,320
John Deere Capital Corp., 5.52%, 3/20/2024
(a)(b)
1,750,000 1,728,705
Lloyds Bank PLC, 5.51%, 3/05/2024
(b)
2,000,000 1,979,601
LMA SA/LMA-Americas LLC
5.84%, 1/22/2024
(a)(b)
250,000 249,098
5.89%, 4/11/2024
(a)(b)
800,000 787,393
MUFG Bank, Ltd., 5.79%, 5/20/2024
(b)
500,000 489,284
Old Line Funding, LLC, 5.89% (1 Month SOFR + 0.50%),
3/04/2024
(a)(c)
275,000 275,058
Sheffield Receivables Corp., 5.58%, 3/20/2024
(a)(b)
2,000,000 1,975,122
Skandinaviska Enskilda Banken, 5.77% (1 Month SOFR + 0.38%),
3/04/2024
(a)(c)
500,000 500,249
Societe Generale SA, 5.89%, 3/13/2024
(a)(b)
675,000 667,472
Starbird Funding Corp., 5.56%, 6/18/2024
(a)(b)
2,000,000 1,949,676
Svenska Handelsbanken AB
5.45%, 6/03/2024
(a)(b)
1,500,000 1,465,411
6.02%, 9/18/2024
(a)(b)
425,000 409,249
Toronto-Dominion Bank (The), 5.95% (3 Month SOFR + 0.56%),
10/28/2024
(a)(c)
350,000 350,516
Westpac Banking Corp., 5.79%, 11/14/2024
(b)
500,000 477,933
Total Commercial Paper (cost $23,511,624) 23,513,014
Corporate Bonds – 42.2%
Auto Manufacturers – 3.5%
American Honda Finance Corp.
2.90%, 2/16/2024 300,000 298,895
1.30%, 9/09/2026 300,000 275,727

STATEMENT OF INVESTMENTS
(continued)
8
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 42.2% (continued)
Auto Manufacturers – 3.5% (continued)
BMW US Capital LLC , 5.78% ( 3 Month SOFRIX + 0.38% ) ,
8/12/2024
(a)(c)
300,000 300,303
General Motors Financial Co., Inc. , 5.40% , 4/06/2026 250,000 251,667
Mercedes-Benz Finance North America LLC
5.20%, 8/03/2026
(a)
325,000 329,494
3.45%, 1/06/2027
(a)
325,000 314,138
PACCAR Financial Corp. , 3.55% , 8/11/2025 300,000 295,154
Toyota Motor Credit Corp. , 5.69% ( 3 Month SOFR + 0.32% ) ,
1/13/2025
(c)
300,000 299,346
2,364,724
Banks – 23.2%
ANZ New Zealand Int'l Ltd. , 6.00% ( 3 Month SOFR + 0.60% ) ,
2/18/2025
(a)(c)
300,000 299,993
ASB Bank Ltd. , 3.13% , 5/23/2024
(a)
350,000 347,134
Banco Santander SA , 6.64% ( 3 Month SOFR + 1.24% ) , 5/24/2024
(c)
350,000 351,128
Bank of America NA , 5.53% , 8/18/2026 300,000 305,641
Bank of Montreal
6.48% (3 Month SOFRIX + 1.06%), 6/07/2025
(c)
350,000 350,900
5.27%, 12/11/2026 325,000 329,618
Bank of Nova Scotia (The)
5.83% (3 Month SOFR + 0.46%), 1/10/2025
(c)
300,000 299,267
5.35%, 12/07/2026 750,000 762,876
Canadian Imperial Bank of Commerce
3.95%, 8/04/2025 275,000 270,750
6.66% (3 Month SOFR + 1.22%), 10/02/2026
(c)
375,000 376,124
Chariot Funding LLC , 5.67% , 7/01/2024 750,000 750,052
Citigroup, Inc.
6.06% (3 Month SOFR + 0.67%), 5/01/2025
(c)
300,000 299,296
6.96% (3 Month SOFR + 1.53%), 3/17/2026
(c)
300,000 302,128
Commonwealth Bank of Australia , 6.17% ( 3 Month SOFR + 0.75% ) ,
3/13/2026
(a)(c)
350,000 350,882
Goldman Sachs Group, Inc. (The)
6.08% (3 Month SOFR + 0.70%), 1/24/2025
(c)
200,000 199,925
6.21% (3 Month SOFR + 0.79%), 12/09/2026
(c)
725,000 718,158
JPMorgan Chase & Co. , 6.70% ( 3 Month SOFR + 1.32% ) ,
4/26/2026
(c)
300,000 301,527
JPMorgan Chase Bank NA , 5.11% , 12/08/2026 325,000 328,044
KeyBank NA , 4.70% , 1/26/2026 300,000 293,106
Manufacturers & Traders Trust Co. , 4.65% , 1/27/2026 300,000 293,881
Mitsubishi UFJ Financial Group, Inc. , 6.80% ( 3 Month SOFR +
1.39% ) , 9/12/2025
(c)
350,000 351,138
Morgan Stanley , 6.01% ( 3 Month SOFR + 0.63% ) , 1/24/2025
(c)
300,000 299,603
Morgan Stanley Bank NA , 6.55% ( 3 Month SOFR + 1.17% ) ,
10/30/2026
(c)
500,000 504,490
National Australia Bank Ltd.
5.75% (3 Month SOFR + 0.38%), 1/12/2025
(a)(c)
300,000 299,491

9
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 42.2% (continued)
Banks – 23.2% (continued)
National Australia Bank Ltd. (continued)
1.89%, 1/12/2027
(a)
375,000 345,969
National Bank of Canada , 5.25% , 1/17/2025 300,000 300,048
NatWest Markets PLC
5.93% (3 Month SOFR + 0.53%), 8/12/2024
(a)(c)
350,000 349,971
1.60%, 9/29/2026
(a)
225,000 205,462
Nordea Bank Abp , 0.63% , 5/24/2024
(a)
300,000 294,434
PNC Financial Services Group, Inc. (The) , 2.60% , 7/23/2026 325,000 307,904
Royal Bank of Canada , Series G , 5.82% ( 3 Month SOFRIX + 0.44% ) ,
1/21/2025
(c)
300,000 299,243
Standard Chartered PLC , 7.18% ( 3 Month SOFR + 1.74% ) ,
3/30/2026
(a)(c)
350,000 351,698
State Street Corp.
3.55%, 8/18/2025 98,000 96,215
5.27%, 8/03/2026 225,000 228,356
6.23% (3 Month SOFRIX + 0.85%), 8/03/2026
(c)
350,000 349,889
Sumitomo Mitsui Financial Group, Inc. , 1.40% , 9/17/2026 300,000 273,347
Sumitomo Mitsui Trust Bank Ltd.
5.86% (3 Month SOFR + 0.44%), 9/16/2024
(a)(c)
300,000 299,783
6.54% (3 Month SOFR + 1.12%), 3/09/2026
(a)(c)
300,000 301,646
5.65%, 9/14/2026
(a)
325,000 330,418
Toronto-Dominion Bank (The)
5.77% (3 Month SOFR + 0.35%), 9/10/2024
(c)
300,000 300,192
5.53%, 7/17/2026 200,000 203,896
Truist Bank , 3.20% , 4/01/2024 300,000 298,078
Truist Financial Corp. , 5.82% ( 3 Month SOFR + 0.40% ) ,
6/09/2025
(c)
200,000 197,065
UBS AG , 0.45% , 2/09/2024
(a)
300,000 298,392
US Bancorp , Series V , 2.38% , 7/22/2026 325,000 305,232
Wells Fargo & Co. , 3.00% , 2/19/2025 300,000 293,447
Westpac Banking Corp. , 5.70% ( 3 Month SOFR + 0.30% ) ,
11/18/2024
(c)
300,000 299,537
15,515,374
Computers – 0.5%
International Business Machines Corp. , 4.00% , 7/27/2025 300,000 296,831
296,831
Diversified Financial Services – 2.3%
American Express Co.
3.40%, 2/22/2024 300,000 299,672
6.16% (3 Month SOFR + 0.76%), 2/13/2026
(c)
250,000 249,555
Charles Schwab Corp. (The)
5.92% (3 Month SOFRIX + 0.50%), 3/18/2024
(c)
350,000 349,942
5.92% (3 Month SOFRIX + 0.52%), 5/13/2026
(c)
300,000 295,227
5.88%, 8/24/2026 350,000 359,100
1,553,496

STATEMENT OF INVESTMENTS
(continued)
10
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 42.2% (continued)
Food – 0.5%
Mondelez International, Inc. , 2.13% , 3/17/2024 300,000 297,680
297,680
Healthcare-Services – 1.0%
Roche Holdings, Inc. , 6.14% ( 3 Month SOFR + 0.74% ) ,
11/13/2026
(a)(c)
650,000 651,651
651,651
Insurance – 0.4%
Prudential Financial, Inc. , 1.50% , 3/10/2026 300,000 279,840
279,840
Machinery-Diversified – 0.9%
John Deere Capital Corp.
4.80%, 1/09/2026 300,000 301,683
1.70%, 1/11/2027 350,000 323,295
624,978
Media – 1.1%
Comcast Corp. , 2.35% , 1/15/2027 750,000 704,357
704,357
Oil & Gas – 0.4%
BP Capital Markets America, Inc. , 3.41% , 2/11/2026 300,000 293,076
293,076
Pharmaceuticals – 3.6%
AbbVie, Inc. , 2.95% , 11/21/2026 350,000 335,721
AstraZeneca Finance LLC , 0.70% , 5/28/2024 300,000 294,266
Cigna Group (The) , 5.69% , 3/15/2026 650,000 650,529
CVS Health Corp. , 3.00% , 8/15/2026 300,000 286,781
GlaxoSmithKline Capital PLC , 3.00% , 6/01/2024 300,000 297,000
Pfizer Investment Enterprises Pte Ltd. , 4.45% , 5/19/2026 250,000 249,358
Shire Acquisitions Investments Ireland DAC , 3.20% , 9/23/2026 300,000 288,717
2,402,372
Real Estate – 1.0%
Simon Property Group LP , 1.38% , 1/15/2027 725,000 662,499
662,499
Retail – 1.4%
Target Corp. , 1.95% , 1/15/2027 700,000 653,469
Walmart, Inc. , 3.90% , 9/09/2025 300,000 297,152
950,621
Semiconductors – 0.5%
Intel Corp. , 3.70% , 7/29/2025 300,000 295,348
295,348
Software – 0.9%
Oracle Corp. , 2.65% , 7/15/2026 300,000 284,584
Salesforce, Inc. , 0.63% , 7/15/2024 300,000 292,545
577,129

11
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 42.2% (continued)
Telecommunications – 1.0%
AT&T, Inc. , 4.25% , 3/01/2027 700,000 692,543
692,543
Total Corporate Bonds (cost $28,145,840) 28,162,519
U.S. Treasury Government Securities – 7.5%
U.S. Treasury Notes
3.13%, 8/15/2025 2,500,000 2,450,586
4.88%, 11/30/2025 2,500,000 2,526,074
Total U.S. Treasury Government Securities (cost $4,971,408) 4,976,660
Shares
Investment Companies – 13.2%
Registered Investment Companies – 13.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.32%
(d)(e)
(cost $8,834,231) 8,834,231 8,834,231
Total Investments (cost $66,618,823) 99.8% 66,612,621
Cash and Receivables (Net) 0.2% 151,820
Net Assets 100.0% 66,764,441
SOFR—Secured Overnight Financing Rate
SOFRIX—Secured Overnight Financing Rate Index
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $26,641,133 or 39.90% of net assets.
(b)
Security is a discount security. Income is recognized through the accretion of discount.
(c)
Variable rate security - rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of December 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 63.8
Registered Investment Companies 13.2
Government 7.5
Consumer, Non-cyclical 5.1
Consumer, Cyclical 4.9
Communications 2.1
Technology 1.9
Industrial 0.9
Energy 0.4
99.8
†
Based on net assets.

STATEMENT OF INVESTMENTS
(continued)
12
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended December 31,
2023 are as follows:
Description
Value ($)
6/30/23 Purchases ($)
1
Sales ($)
Value ($)
12/31/23
Dividends/
Distributions ($)
Investment Companies – 13.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 39,339 44,330,981 (35,536,089) 8,834,231 32,233
Total – 13.2% 39,339 44,330,981 (35,536,089) 8,834,231 32,233

Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)
13
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 57,784,592 57,778,390
Affiliated issuers 8,834,231 8,834,231
Interest receivable 321,039
Dividends receivable 25,853
66,959,513
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 4,627
Distributions payable—Note 2(e) 190,445
195,072
Net Assets ($) 66,764,441
Composition of Net Assets ($):
Paid-in capital 67,056,483
Total distributable earnings (loss) (292,042)
Net Assets ($) 66,764,441
Shares outstanding no par value (unlimited shares
authorized): 1,350,001
Net asset value per share 49.46
Market price per share 49.46

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2023 (Unaudited)
14
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 32,233
Interest 730,965
Total Income 763,198
Expenses:
Management fee—Note 3(a) 19,498
Total Expenses 19,498
Net Investment Income 743,700
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 770
Net change in unrealized appreciation (depreciation) on investments 320,449
Net Realized and Unrealized Gain (Loss) on Investments 321,219
Net Increase (Decrease) in Net Assets Resulting from Operations 1,064,919

STATEMENT OF CHANGES IN NET ASSETS
15
See Notes to Financial Statements
Six Months Ended
December 31, 2023
(Unaudited)
Year Ended
June 30, 2023
Operations ($):
Net investment income 743,700 887,148
Net realized gain (loss) on investments 770 (9,700)
Net change in unrealized appreciation (depreciation)
on investments 320,449 117,584
Net Increase (Decrease) in Net Assets Resulting
from Operations 1,064,919 995,032
Distributions ($):
Distributions to shareholders (893,904) (878,254)
Beneficial Interest Transactions ($):
Proceeds from shares sold 39,564,596 4,886,067
Cost of shares redeemed (2,473,521) (2,436,261)
Transaction fees—Note 5 4,204 732
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 37,095,279 2,450,538
Total Increase (Decrease) in Net Assets 37,266,294 2,567,316
Net Assets ($):
Beginning of Period 29,498,147 26,930,831
End of Period 66,764,441 29,498,147
Changes in Shares Outstanding:
Shares sold 800,000 100,000
Shares redeemed (50,000) (50,000)
Net Increase (Decrease) in Shares Outstanding 750,000 50,000

FINANCIAL HIGHLIGHTS
16
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
December 31, 2023
(Unaudited)
Year Ended
June 30, 2023
For the Period from
August 11, 2021
(a)
to June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 49.16 48.97 50.00
Investment Operations:
Net investment income
(b)
1.13 1.56 0.17
Net realized and unrealized gain (loss)
on investments 0.46 0.18 (0.94)
Total from Investment Operations 1.59 1.74 (0.77)
Distributions: – – –
Dividends from net investment income (1.30) (1.55) (0.27)
Transaction fees
(b)
0.01 0.00
(c)
0.01
Net asset value, end of period 49.46 49.16 48.97
Market price, end of period 49.46 49.15 48.96
Net Asset Value Total Return (%)
(d)
3.28 3.64 (1.54)
(e)
Market Price Total Return (%)
(d)
3.32 3.62 (1.55)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net
assets 0.12
(f)
0.12 0.12
(f)
Ratio of net investment income to
average net assets 4.58
(f)
3.19 0.39
(f)
Portfolio Turnover Rate
(g)
21.05 20.55 43.10
Net Assets, end of period ($ x 1,000) 66,764 29,498 26,931
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
17
NOTE 1—Organization:
BNY Mellon Ultra Short Income ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek high current income consistent with the maintenance of liquidity and low volatility of principal. BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon
Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
18
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments , interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

19
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each
Service and independent valuation firm is engaged under the general oversight of the Board. Overnight and certain other short-term debt instruments (excluding U.S.
Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of December 31, 2023 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
20
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 1,126,197 — 1,126,197
Commercial Paper — 23,513,014 — 23,513,014
Corporate Bonds — 28,162,519 — 28,162,519
U.S. Treasury Government
Securities — 4,976,660 — 4,976,660
Investment Companies 8,834,231 — — 8,834,231
†
See Statement of Investments for additional detailed categorizations, if any.

21
requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
Commercial Paper Risk: Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
22
On December 26, 2023, the Board declared a cash dividend of $0.14 per share from net investment income, payable on January 3, 2024 to shareholders of record as of the close of business on December 28, 2023. The ex-dividend date was December 27,
2023.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended December 31, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended June 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $156,066 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to June 30, 2023. The fund had $105,384 of short-term capital losses and
$50,682 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
June 30, 2023 were as follows: ordinary income $878,254. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.12% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

23
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.06%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,627.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)
24
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2023, amounted to $18,638,014 and $4,305,795, respectively.
At December 31, 2023, accumulated net unrealized depreciation on investments was $6,202, consisting of gross appreciation of $187,002 and gross depreciation of
$193,204.
At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the

25
proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of December 31, 2023, MBC Investments Corporation, a wholly-
owned subsidiary of BNY Mellon, held 499,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended December 31, 2023, the fund had no in-kind transactions.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)
26
The funds of the Trust have adopted a liquidity risk management program (the
“Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its November 2023 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2022 to
September 30, 2023, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

27
Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 1, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2024 BNY Mellon Securities Corporation
4862SA1223
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Dreyfus
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Ultra Short Income ETF BKUI

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT December 31, 2023
BNY Mellon Responsible Horizons Corporate Bond
ETF
IMPORTANT NOTICE – UPCOMING CHANGES TO ANNUAL AND
SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information. Certain information currently included in
Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the fund’s Reports electronically, you will continue to do so. Otherwise, you will receive paper copies of the fund’s re-designed Reports by USPS mail in the future. If you would like to receive the fund’s Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor.

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 19
Statement of Operations 20
Statement of Changes in Net Assets 21
Financial Highlights 22
Notes to Financial Statements 23
Liquidity Risk Management Program 37
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)

For the six-month period from July 1, 2023, through December 31, 2023, as provided by Portfolio
Managers, Erin Spalsbury, CFA and Jonathan William Earle, CFA, of Insight North America
LLC, sub-adviser.
Market and Fund Performance Overview
For the six-month period ended December 31, 2023, the BNY Mellon Responsible
Horizons Corporate Bond ETF (the “fund”) produced a net asset value total return of
5.14%.
1
In comparison, the ICE BofA U.S. Corporate Index (the “Index”) achieved a total return of 5.00% for the same period.
2
Fixed-income markets produced positive returns over the reporting period in an environment of tightening monetary conditions and declining inflation. The fund outperformed the Index by 14 basis points due to a number of factors, including an overweight to beta, security selection, and duration positioning that was long relative to the Index.
The Fund’s Investment Approach
The fund seeks total return consisting of capital appreciation and income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund’s investment in corporate debt securities principally includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging-markets countries and securities denominated in foreign currencies.
The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. The fund currently invests a significant portion of its assets in securities of companies located in the broader European region, although this may change from time to time.
Market Rebounds as Inflation Eases, Rate Hiking Approaches an End
The reporting period was marked by lower inflation and growing anticipation that the
Federal Reserve’s (the “Fed”) rate-hiking cycle was near an end. But rate expectations vacillated, alternately expecting higher rates, leading to a peak in the 10-year Treasury yield at 4.99%, and later accepting the likely end of rate-hiking, dropping that yield to
3.88% at year end, exactly where it started the year.
Having reduced inflation pressures significantly in 2022 and the first half of 2023, the Fed initiated just one additional rate increase during the reporting period. After pausing in June 2023, the Fed raised the federal funds target rate by 25 basis points in

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

July to 5.25%–5.50%. But Fed officials continued to sound hawkish, indicating that rates could stay “higher for longer,” when an uptick in inflation occurred in August
2023.
Despite the higher rates, the U.S. economy surprised investors by continuing to avoid a long-anticipated recession. Following a 2.2% expansion in the first quarter of 2023, the economy grew by 2.1% in the second quarter and 4.9% in the third quarter.
The bond market declined through much of the reporting period, hampered especially by the unexpectedly persistent inflation and the Fed’s hawkish tone. But in October
2023, the personal consumption expenditure index, the Fed’s preferred measure of inflation, rose just 3% year over year, down from 4.4% in March 2023. With that, markets began to increasingly look forward to the end of the Fed’s rate hiking.
Ultimately, risk markets strengthened significantly, with the S&P 500 increasing 8%
and investment-grade (IG) corporate option-adjusted spreads (OAS) tightening by 24 basis points (bps) to 99 bps. (Constrained IG supply contributed as well, as issuance fell -1.3% versus 2022, and spreads ended the year 31 bps tighter year over year).
Credit curves flattened as well, with intermediate spreads tightening 19 bps during the reporting period and long spreads tightening 34 bps. OAS on high-yield bonds narrowed by 67 bps to 323 bps.
Lower Quality Bonds Aided Performance
The fund’s performance was driven by a number of factors. An overweight to credit beta contributed positively during the period as lower-rated securities outperformed the Index. Security selection also enhanced returns, with leading contributors including
EDF Energy , a French utility; Public Service Electric & Gas Co., a New Jersey utility;
Lenovo, Ltd. , a Chinese technology company; and LyondellBasell , a Dutch chemical company. Duration positioning that was long relative to the Index, especially in the fourth quarter, also added to performance.
On the other hand, certain security selections detracted from performance. In basic industries and insurance, positions in Allianz SE, a German insurer, and Braskem
Netherlands Finance BV, a Brazilian petrochemical company, were particularly detrimental. Sector allocation also detracted somewhat. An overweight to sovereigns and Treasuries and an underweight to foreign agency bonds hampered relative returns, offset partially by an overweight to real estate investment trusts (REITs), consumer cyclicals (autos) and technology.
A Positive Environment
Economic activity was strong in the latter half of 2023, but it is expected to grow only slowly in 2024. Moderating inflation should allow some policy easing, creating a more positive environment for risk assets.

Markets have already moved dramatically to price in a level of rate cuts that is beyond our expectations. If our view is proved correct and markets are disappointed, there is a risk that yields will adjust upwards to price in a more realistic path for interest rates. We do believe the Fed has effectively engineered a soft landing, and we expect investment-
grade credit to continue to perform well.
For 2024, we are forecasting gross domestic product (GDP) growth of 1.6%, a consumer price index (CPI) of 2.4%, and two to three rate cuts by the Fed, starting in the summer. Yield spreads on investment-grade bonds ended the year 31 bps tighter year over year, and current valuations overall look less attractive. But fundamentals remain solid and there has been consistent demand for corporate debt, driven in part by higher all-in yields. We are forecasting investment-grade spreads to trade in the 95-
140 bps range this year.
Although this is not our base case, one risk is that the economy could remain stronger than anticipated and inflation could remain elevated, provoking the Fed to resume hikes. Alternatively, the tightening enacted to date could slow the economy to the point of recession. In both scenarios, spreads could widen. Nevertheless, we believe corporate bonds are generally able to weather these scenarios, limiting downside risks.
In addition, given our view that fundamentals remain strong, we would seek to use any meaningful correction as an opportunity to add to positions. Liquidity profiles remain very strong, given companies have been able to access the new-issue market and other sources of funding, and earnings have remained resilient despite margins normalizing to pre-Covid levels.
January 16, 2024
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange Traded Funds (ETFs) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — ICE BofA U.S. Corporate Index is an unmanaged index comprised of U.S. dollar denominated investment grade, fixed rate corporate debt securities publicly issued in the U.S. domestic market with at least $250 million outstanding. Investors cannot invest directly in any index.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)

large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund and increased portfolio volatility.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from July 1, 2023 to December 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended December 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended December 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/366 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,051.40 1,023.38 1.80 1.78 0.35

STATEMENT OF INVESTMENTS
December 31, 2023 (Unaudited)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5%
Airlines – 0.3%
Delta Air Lines, Inc. / SkyMiles IP Ltd. , 4.75% , 10/20/2028
(a)
80,000 78,724
78,724
Apparel – 0.1%
Tapestry, Inc. , 7.85% , 11/27/2033 25,000 26,682
26,682
Auto Manufacturers – 2.7%
Ford Motor Co.
3.25%, 2/12/2032 75,000 62,409
6.10%, 8/19/2032 35,000 35,299
General Motors Co. , 5.95% , 4/01/2049
(b)
79,000 77,460
General Motors Financial Co., Inc. , 6.10% , 1/07/2034 142,000 146,258
Mercedes-Benz Finance North America LLC , 1.45% , 3/02/2026
(a)
150,000 139,938
Stellantis Finance U.S., Inc. , 2.69% , 9/15/2031
(a)
200,000 167,444
628,808
Banks – 22.0%
Bank of America Corp.
3.82%, 1/20/2028 165,000 158,636
5.20%, 4/25/2029 113,000 113,771
3.19%, 7/23/2030 200,000 181,512
2.57%, 10/20/2032 134,000 111,151
5.29%, 4/25/2034 65,000 65,184
Bank of Nova Scotia (The) , 4.85% , 2/01/2030
(b)
108,000 107,912
Canadian Imperial Bank of Commerce , 5.00% , 4/28/2028 100,000 100,667
Citigroup, Inc.
3.11%, 4/08/2026 125,000 121,549
3.98%, 3/20/2030 195,000 185,217
6.17%, 5/25/2034 54,000 55,899
Citizens Financial Group, Inc. , 5.64% , 5/21/2037 80,000 73,779
Cooperatieve Rabobank UA , 1.00% , 9/24/2026
(a)
250,000 232,291
Credit Agricole SA , 6.32% , 10/03/2029
(a)
250,000 262,092
Goldman Sachs Group, Inc. (The)
1.09%, 12/09/2026 150,000 138,239
2.64%, 2/24/2028 60,000 55,645
4.41%, 4/23/2039 220,000 199,137
HSBC Holdings PLC , 6.33% , 3/09/2044 200,000 215,806
Industrial Bank of Korea , 5.38% , 10/04/2028
(a)
200,000 206,631
JPMorgan Chase & Co.
0.77%, 8/09/2025 270,000 261,872
6.07%, 10/22/2027 120,000 123,493
3.88%, 7/24/2038 170,000 150,607
3.11%, 4/22/2051 100,000 71,926
Morgan Stanley
3.88%, 1/27/2026 250,000 244,975
4.68%, 7/17/2026 130,000 128,833
1.93%, 4/28/2032 250,000 201,135

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Banks – 22.0% (continued)
Morgan Stanley (continued)
5.95%, 1/19/2038 38,000 38,446
PNC Financial Services Group, Inc. (The)
4.76%, 1/26/2027 250,000 248,129
4.63%, 6/06/2033 95,000 89,651
Sumitomo Mitsui Financial Group, Inc. , 2.35% , 1/15/2025 200,000 194,233
Toronto-Dominion Bank (The) , 5.26% , 12/11/2026 20,000 20,403
Truist Financial Corp.
6.05%, 6/08/2027 14,000 14,254
7.16%, 10/30/2029 66,000 71,330
5.87%, 6/08/2034 10,000 10,208
UBS Group AG
1.49%, 8/10/2027
(a)
200,000 180,806
6.30%, 9/22/2034
(a)
200,000 211,871
US Bancorp
6.79%, 10/26/2027 102,000 106,545
5.78%, 6/12/2029 86,000 88,413
Westpac Banking Corp. , 2.67% , 11/15/2035 50,000 40,719
5,082,967
Beverages – 1.9%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. ,
4.90% , 2/01/2046 100,000 98,102
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 4/15/2048 15,000 14,214
5.55%, 1/23/2049 100,000 107,607
Diageo Capital PLC , 5.63% , 10/05/2033 200,000 215,840
435,763
Biotechnology – 1.6%
Amgen, Inc.
1.65%, 8/15/2028 75,000 66,366
5.25%, 3/02/2030 33,000 33,939
5.60%, 3/02/2043 33,000 34,121
4.66%, 6/15/2051 100,000 91,040
4.88%, 3/01/2053 22,000 20,580
5.65%, 3/02/2053 31,000 32,638
Gilead Sciences, Inc. , 5.55% , 10/15/2053 23,000 24,941
Illumina, Inc. , 5.75% , 12/13/2027 68,000 69,839
373,464
Building Materials – 1.6%
Builders FirstSource, Inc. , 6.38% , 6/15/2032
(a)
28,000 28,623
Carrier Global Corp.
2.72%, 2/15/2030 150,000 134,273
5.90%, 3/15/2034
(a)
10,000 10,820

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Building Materials – 1.6% (continued)
Johnson Controls International PLC / Tyco Fire & Security Finance
SCA , 4.90% , 12/01/2032 94,000 95,054
Trane Technologies Financing Ltd. , 5.25% , 3/03/2033 100,000 103,601
372,371
Chemicals – 3.5%
Braskem Netherlands Finance BV , 4.50% , 1/31/2030
(a)
200,000 155,476
Dow Chemical Co. (The) , 6.30% , 3/15/2033 33,000 36,379
LYB International Finance III LLC , 5.63% , 5/15/2033 200,000 209,077
Nutrien Ltd.
4.00%, 12/15/2026 200,000 195,686
4.90%, 3/27/2028 12,000 12,119
Sherwin-Williams Co. (The) , 3.45% , 6/01/2027 200,000 193,228
801,965
Commercial Services – 1.9%
Ashtead Capital, Inc. , 4.25% , 11/01/2029
(a)
200,000 186,978
ERAC USA Finance LLC
3.80%, 11/01/2025
(a)
125,000 122,038
4.90%, 5/01/2033
(a)
77,000 76,938
United Rentals North America, Inc. , 5.25% , 1/15/2030 50,000 49,288
435,242
Computers – 1.1%
Dell International LLC / EMC Corp.
5.25%, 2/01/2028 100,000 102,550
3.38%, 12/15/2041 80,000 60,481
3.45%, 12/15/2051 26,000 18,827
Kyndryl Holdings, Inc.
3.15%, 10/15/2031 40,000 33,455
4.10%, 10/15/2041 40,000 30,073
245,386
Diversified Financial Services – 4.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust , 3.85% ,
10/29/2041 150,000 120,985
Air Lease Corp. , 2.10% , 9/01/2028 135,000 118,273
Ally Financial, Inc.
3.88%, 5/21/2024 100,000 99,161
8.00%, 11/01/2031 42,000 46,060
Capital One Financial Corp. , 2.36% , 7/29/2032 79,000 59,891
Discover Financial Services , 6.70% , 11/29/2032 89,000 93,296
Intercontinental Exchange, Inc.
4.60%, 3/15/2033 80,000 79,686
4.95%, 6/15/2052 24,000 23,999
LSEGA Financing PLC , 1.38% , 4/06/2026
(a)
200,000 184,548
NASDAQ, Inc. , 5.95% , 8/15/2053 27,000 29,053
Synchrony Financial , 4.38% , 3/19/2024 150,000 149,487
1,004,439

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Electric – 6.7%
Avangrid, Inc. , 3.20% , 4/15/2025 130,000 126,386
Consolidated Edison Co. of New York, Inc.
Series 05-A, 5.30%, 3/01/2035 135,000 137,858
Series A, 4.13%, 5/15/2049 100,000 83,794
Constellation Energy Generation LLC , 6.50% , 10/01/2053 20,000 22,595
Electricite de France SA , 9.13%
(a)(c)
200,000 223,783
ENEL Finance America LLC , 7.10% , 10/14/2027
(a)
200,000 213,562
ENEL Finance International NV , 5.00% , 6/15/2032
(a)
200,000 195,246
Eversource Energy , Series R , 1.65% , 8/15/2030 110,000 89,345
New England Power Co. , 5.94% , 11/25/2052
(a)
71,000 74,377
New York State Electric & Gas Corp. , 5.85% , 8/15/2033
(a)
95,000 99,567
Public Service Electric & Gas Co.
4.65%, 3/15/2033 80,000 80,066
5.13%, 3/15/2053 44,000 45,881
5.45%, 8/01/2053 125,000 135,128
Public Service Enterprise Group, Inc. , 6.13% , 10/15/2033 32,000 34,423
1,562,011
Entertainment – 1.5%
WarnerM edia Holdings, Inc.
3.64%, 3/15/2025 150,000 146,823
4.05%, 3/15/2029 100,000 94,929
5.14%, 3/15/2052 67,000 57,550
5.39%, 3/15/2062 50,000 42,873
342,175
Environmental Control – 0.7%
GFL Environmental, Inc. , 6.75% , 1/15/2031
(a)
35,000 36,104
Waste Management, Inc. , 4.63% , 2/15/2030 115,000 116,379
152,483
Food – 3.0%
General Mills, Inc. , 4.95% , 3/29/2033 134,000 135,945
J.M. Smucker Co. (The)
5.90%, 11/15/2028 30,000 31,568
4.25%, 3/15/2035 50,000 46,522
6.50%, 11/15/2043 18,000 20,077
6.50%, 11/15/2053 17,000 19,629
Kraft Heinz Foods Co.
3.88%, 5/15/2027 100,000 98,145
5.20%, 7/15/2045 55,000 53,868
5.50%, 6/01/2050 56,000 57,798
SYSCO Corp.
5.75%, 1/17/2029 47,000 49,002
2.40%, 2/15/2030 175,000 154,463
US Foods, Inc. , 6.88% , 9/15/2028
(a)
24,000 24,735
691,752

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Forest Products & Paper – 0.4%
Suzano Austria GmbH , 3.75% , 1/15/2031 100,000 87,796
87,796
Gas – 0.9%
Atmos Energy Corp. , 5.50% , 6/15/2041 55,000 57,693
Boston Gas Co. , 6.12% , 7/20/2053
(a)
150,000 156,846
214,539
Healthcare-Products – 2.2%
Alcon Finance Corp. , 5.38% , 12/06/2032
(a)
200,000 206,387
Thermo Fisher Scientific, Inc. , 1.50% , 10/01/2039 100,000 84,648
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024 200,000 192,920
5.35%, 12/01/2028 28,000 28,867
512,822
Healthcare-Services – 1.7%
HCA, Inc.
5.25%, 6/15/2026 150,000 150,808
4.63%, 3/15/2052 55,000 46,850
UnitedHealth Group, Inc.
5.15%, 10/15/2025 43,000 43,492
3.05%, 5/15/2041 50,000 39,099
5.88%, 2/15/2053 25,000 28,337
4.95%, 5/15/2062 29,000 28,647
6.05%, 2/15/2063 42,000 48,507
385,740
Home Builders – 0.3%
KB Home , 4.00% , 6/15/2031 28,000 25,117
PulteGroup, Inc. , 5.50% , 3/01/2026 50,000 50,529
75,646
Insurance – 4.2%
Allianz SE , 6.35% , 9/06/2053
(a)
200,000 207,868
Allstate Corp. (The) , 3.85% , 8/10/2049 50,000 40,484
Corebridge Financial, Inc. , 5.75% , 1/15/2034 34,000 34,779
Liberty Mutual Group, Inc. , 4.30% , 2/01/2061
(a)
54,000 35,580
Marsh & McLennan Cos., Inc. , 5.45% , 3/15/2053 85,000 89,056
MetLife, Inc.
6.40%, 12/15/2036 100,000 103,410
5.00%, 7/15/2052 8,000 7,954
Metropolitan Life Global Funding I , 1.55% , 1/07/2031
(a)
150,000 120,204
Principal Life Global Funding II , 0.88% , 1/12/2026
(a)
200,000 183,757
Prudential Financial, Inc. , 3.70% , 3/13/2051 85,000 67,293
XL Group Ltd. , 5.25% , 12/15/2043 75,000 72,180
962,565

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Internet – 0.3%
Amazon.com, Inc. , 2.88% , 5/12/2041 100,000 78,659
78,659
Iron/Steel – 0.4%
Nucor Corp. , 3.85% , 4/01/2052 100,000 83,192
83,192
Lodging – 0.5%
Marriott International, Inc.
5.00%, 10/15/2027 38,000 38,473
Series HH, 2.85%, 4/15/2031 90,000 77,938
116,411
Media – 2.3%
Charter Communications Operating LLC / Charter Communications
Operating Capital Corp.
6.48%, 10/23/2045 60,000 59,013
4.40%, 12/01/2061 50,000 34,609
Comcast Corp.
4.15%, 10/15/2028 55,000 54,282
4.65%, 2/15/2033 225,000 226,437
2.94%, 11/01/2056 150,000 98,746
Walt Disney Co. (The) , 3.50% , 5/13/2040 68,000 57,266
530,353
Mining – 0.2%
Newmont Corp. , 2.80% , 10/01/2029 60,000 54,812
54,812
Miscellaneous Manufacturing – 0.6%
Eaton Corp.
4.15%, 3/15/2033 119,000 116,493
4.70%, 8/23/2052 13,000 12,812
129,305
Oil & Gas – 3.8%
AKER BP ASA
5.60%, 6/13/2028
(a)
300,000 306,043
3.10%, 7/15/2031
(a)
200,000 171,206
BP Capital Markets America, Inc.
3.54%, 4/06/2027 200,000 194,539
3.00%, 2/24/2050 65,000 46,021
Parkland Corp. , 4.50% , 10/01/2029
(a)
50,000 45,890
TotalEnergies Capital International SA , 3.13% , 5/29/2050 90,000 66,058
TotalEnergies Capital SA , 3.88% , 10/11/2028 60,000 58,920
888,677
Oil & Gas Services – 0.9%
Schlumberger Holdings Corp. , 4.30% , 5/01/2029
(a)
200,000 198,006
198,006

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Packaging & Containers – 0.1%
Ball Corp. , 6.00% , 6/15/2029 27,000 27,605
27,605
Pharmaceuticals – 4.9%
AbbVie, Inc. , 4.05% , 11/21/2039 150,000 135,524
AstraZeneca Finance LLC , 2.25% , 5/28/2031 150,000 129,401
Bristol-Myers Squibb Co.
4.25%, 10/26/2049 35,000 30,405
6.25%, 11/15/2053 22,000 25,198
6.40%, 11/15/2063 14,000 16,236
Eli Lilly & Co. , 4.70% , 2/27/2033 45,000 46,165
Pfizer Investment Enterprises Pte Ltd.
5.11%, 5/19/2043 57,000 56,832
5.30%, 5/19/2053 86,000 87,861
5.34%, 5/19/2063 87,000 87,907
Pfizer, Inc. , 2.63% , 4/01/2030 240,000 216,576
Shire Acquisitions Investments Ireland DAC , 3.20% , 9/23/2026 100,000 96,239
Takeda Pharmaceutical Co. Ltd. , 5.00% , 11/26/2028 200,000 203,094
1,131,438
Pipelines – 1.8%
Enbridge, Inc.
6.20%, 11/15/2030 26,000 27,834
5.50%, 7/15/2077 60,000 54,948
Galaxy Pipeline Assets Bidco Ltd. , 2.16% , 3/31/2034
(a)
169,888 147,782
ONEOK, Inc. , 7.15% , 1/15/2051 100,000 115,040
Williams Cos., Inc. (The) , 5.75% , 6/24/2044 80,000 80,786
426,390
Real Estate – 5.0%
Alexandria Real Estate Equities, Inc. , 1.88% , 2/01/2033 167,000 130,126
American Homes 4 Rent LP
2.38%, 7/15/2031 100,000 82,567
4.30%, 4/15/2052 34,000 27,479
Boston Properties LP , 2.75% , 10/01/2026 100,000 92,848
Crown Castle, Inc. , 1.05% , 7/15/2026 127,000 114,651
Equinix, Inc. , 1.00% , 9/15/2025 100,000 93,331
Extra Space Storage LP
3.90%, 4/01/2029 16,000 15,146
2.35%, 3/15/2032 65,000 53,031
Invitation Homes Operating Partnership LP , 5.45% , 8/15/2030 94,000 94,836
Iron Mountain Information Management Services, Inc. , 5.00% ,
7/15/2032
(a)
50,000 45,913
Kite Realty Group Trust , 4.00% , 3/15/2025 50,000 48,761
ProLogis Euro Finance LLC , 1.50% , 9/10/2049 100,000 67,952
Rexford Industrial Realty LP , 5.00% , 6/15/2028 135,000 135,088
WP Carey, Inc. , 3.85% , 7/15/2029 160,000 150,317
1,152,046

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Retail – 1.8%
7-Eleven, Inc. , 2.50% , 2/10/2041
(a)
100,000 69,091
Home Depot, Inc. (The) , 3.50% , 9/15/2056 150,000 118,095
Lowe
’
s Cos., Inc.
1.70%, 9/15/2028 50,000 44,260
2.80%, 9/15/2041 100,000 73,132
4.25%, 4/01/2052 6,000 5,086
5.63%, 4/15/2053 47,000 49,317
4.45%, 4/01/2062 37,000 31,256
Macy
’
s Retail Holdings LLC , 5.88% , 3/15/2030
(a)
31,000 29,495
419,732
Semiconductors – 1.4%
Advanced Micro Devices, Inc. , 4.39% , 6/01/2052 46,000 43,670
Intel Corp.
5.20%, 2/10/2033
(b)
37,000 38,670
5.63%, 2/10/2043 30,000 32,097
5.70%, 2/10/2053 53,000 57,354
NXP BV / NXP Funding LLC / NXP USA, Inc. , 3.25% , 5/11/2041 120,000 91,550
Qualcomm, Inc. , 1.65% , 5/20/2032 50,000 40,810
Texas Instruments, Inc. , 5.05% , 5/18/2063 31,000 31,797
335,948
Software – 2.3%
Fidelity National Information Services, Inc. , 1.15% , 3/01/2026 130,000 120,167
Microsoft Corp. , 2.68% , 6/01/2060 100,000 66,853
Oracle Corp.
4.65%, 5/06/2030 49,000 48,835
3.65%, 3/25/2041 100,000 79,425
4.00%, 7/15/2046 50,000 40,166
5.55%, 2/06/2053 48,000 48,069
VMware, Inc. , 1.40% , 8/15/2026 130,000 118,948
522,463
Telecommunications – 3.9%
AT&T, Inc.
2.30%, 6/01/2027 100,000 92,861
2.55%, 12/01/2033 200,000 163,109
3.50%, 6/01/2041 100,000 79,477
3.55%, 9/15/2055 50,000 35,983
Rogers Communications, Inc.
4.50%, 3/15/2042 80,000 70,662
4.55%, 3/15/2052 62,000 54,133
T-Mobile USA, Inc.
3.50%, 4/15/2031 150,000 137,306
3.30%, 2/15/2051 75,000 54,244
Verizon Communications, Inc.
1.50%, 9/18/2030 100,000 82,434
2.85%, 9/03/2041 60,000 44,371

STATEMENT OF INVESTMENTS
(continued)

Description
Principal
Amount ($) Value ($)
Corporate Bonds – 94.5% (continued)
Telecommunications – 3.9% (continued)
Verizon Communications, Inc. (continued)
3.88%, 3/01/2052 100,000 81,096
895,676
Transportation – 1.7%
Canadian National Railway Co. , 4.40% , 8/05/2052 23,000 21,625
Canadian Pacific Railway Co. , 1.75% , 12/02/2026 50,000 46,142
CSX Corp. , 3.95% , 5/01/2050 90,000 75,547
FedEx Corp. , 4.75% , 11/15/2045 84,000 77,545
Ryder System, Inc. , 5.65% , 3/01/2028 80,000 82,458
Union Pacific Corp. , 4.95% , 9/09/2052 58,000 59,237
XPO, Inc.
6.25%, 6/01/2028
(a)
30,000 30,417
7.13%, 2/01/2032
(a)
5,000 5,164
398,135
Total Corporate Bonds (cost $22,567,436) 21,862,188
Municipal Securities – 0.0%
California Health Facilities Financing Authority, RB, Series 2022,
4.35%, 6/01/2041 10,000 9,080
Total Municipal Securities (cost $10,000) 9,080
U.S. Treasury Government Securities – 3.5%
U.S. Treasury Bonds
4.38%, 8/15/2043 163,000 166,438
4.75%, 11/15/2043 125,000 134,121
4.75%, 11/15/2053 25,000 28,041
U.S. Treasury Notes
3.38%, 5/15/2033
(b)
105,000 100,800
3.88%, 8/15/2033 218,000 217,796
4.50%, 11/15/2033 152,000 159,624
Total U.S. Treasury Government Securities (cost $786,150) 806,820
Shares
Investment Companies – 1.2%
Registered Investment Companies – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.32%
(d)(e)
(cost $284,165) 284,165 284,165
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.32%
(d)(e)
(cost $17,985) 17,985 17,985
Total Investments (cost $23,665,736) 99.3% 22,980,238
Cash and Receivables (Net) 0.7% 158,061
Net Assets 100.0% 23,138,299
RB—Revenue Bond

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $5,072,241 or 21.92% of net assets.
(b)
Security, or portion thereof, on loan. At December 31, 2023, the value of the fund’s securities on loan was $324,842 and the value of the collateral was $337,862, consisting of cash collateral of $17,985 and U.S. Government & Agency securities valued at $319,877. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Perpetual bond with no specified maturity date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of December 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 35.5
Consumer, Non-cyclical 17.2
Utilities 7.6
Consumer, Cyclical 7.2
Energy 6.5
Communications 6.5
Technology 4.8
Industrial 4.7
Basic Materials 4.5
Government 3.5
Registered Investment Companies 1.3
99.3
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended December 31,
2023 are as follows:
Description
Value ($)
6/30/23 Purchases ($)
1
Sales ($)
Value ($)
12/31/23
Dividends/
Distributions ($)
Investment Companies – 1.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 100,316 2,632,224 (2,448,375) 284,165 5,037
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 299,170 1,928,010 (2,209,195) 17,985 1,589
2
Total – 1.3% 399,486 4,560,234 (4,657,570) 302,150 6,626
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
(continued)

See Notes to Financial Statements
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
U.S. Treasury Long Bonds 10 3/19/2024 1,156,972 1,249,375 92,403
U.S. Treasury 2 Year Notes 6 3/28/2024 1,223,962 1,235,484 11,522
U.S. Treasury 5 Year Notes 1 3/28/2024 107,009 108,773 1,764
Futures Short
Euro-Buxl 2 3/7/2024 311,511
*
302,967 (8,544)
U.S. Treasury 10 Year Ultra
Notes 16 3/19/2024 1,970,105 1,888,250 (81,855)
Gross Unrealized Appreciation 105,689
Gross Unrealized Depreciation (90,399)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
Forward Foreign Currency Exchange Contracts
Counterparty /
Purchased
Currency
Purchased
Currency
Amounts Currency Sold
Sold
Currency
Amounts
Settlement
Date
Unrealized
(Depreciation) ($)
Goldman Sachs & Co.
United States
Dollar 147,232 Euro 134,000 1/25/2024 (856)
United States
Dollar 151,997 Euro 142,000 1/11/2024 (4,838)
Gross Unrealized Depreciation (5,694)

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2023 (Unaudited)

See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan, valued
at $324,842)—Note 2(c): –
Unaffiliated issuers 23,363,586 22,678,088
Affiliated issuers 302,150 302,150
Cash denominated in foreign currency 417 417
Interest receivable 235,724
Receivable for futures variation margin—Note 4 42,945
Dividends receivable 804
Securities lending income receivable 145
23,260,273
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 6,775
Liability for securities on loan—Note 2(c) 17,985
Distributions payable—Note 2(e) 91,520
Unrealized depreciation on forward foreign currency
exchange contracts—Note 4 5,694
121,974
Net Assets ($) 23,138,299
Composition of Net Assets ($):
Paid-in capital 25,050,050
Total distributable earnings (loss) (1,911,751)
Net Assets ($) 23,138,299
Shares outstanding no par value (unlimited shares
authorized): 500,001
Net asset value per share 46.28
Market price per share 46.43

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2023 (Unaudited)

See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 5,037
Interest 525,650
Income from securities lending—Note 2(c) 1,589
Total Income 532,276
Expenses:
Management fee—Note 3(a) 38,981
Total Expenses 38,981
Net Investment Income 493,295
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (283,785)
Net realized gain (loss) on futures (59,598)
Net realized gain (loss) on forward foreign currency exchange contracts 6,750
Net realized gain (loss) (336,633)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 964,963
Net change in unrealized appreciation (depreciation) on futures 12,733
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts (4,705)
Net change in unrealized appreciation (depreciation) 972,991
Net Realized and Unrealized Gain (Loss) on Investments 636,358
Net Increase (Decrease) in Net Assets Resulting from Operations 1,129,653

STATEMENT OF CHANGES IN NET ASSETS

See Notes to Financial Statements
Six Months Ended
December 31, 2023
(Unaudited)
Year Ended
June 30, 2023
Operations ($):
Net investment income 493,295 909,217
Net realized gain (loss) on investments (336,633) (572,114)
Net change in unrealized appreciation (depreciation)
on investments 972,991 105,112
Net Increase (Decrease) in Net Assets Resulting
from Operations 1,129,653 442,215
Distributions ($):
Distributions to shareholders (673,246) (865,717)
Beneficial Interest Transactions ($):
Proceeds from shares sold — —
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — —
Total Increase (Decrease) in Net Assets 456,407 (423,502)
Net Assets ($):
Beginning of Period 22,681,892 23,105,394
End of Period 23,138,299 22,681,892
Changes in Shares Outstanding:
Shares sold — —
Net Increase (Decrease) in Shares Outstanding — —

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Six Months Ended
December 31, 2023
(Unaudited)
Year Ended
June 30, 2023
For the Period from
March 22, 2022
(a)
to June 30, 2022
Per Share Data ($):
Net asset value, beginning of period 45.36 46.21 50.00
Investment Operations:
Net investment income
(b)
0.99 1.82 0.45
Net realized and unrealized gain (loss)
on investments 1.28 (0.94) (4.01)
Total from Investment Operations 2.27 0.88 (3.56)
Distributions: – – –
Dividends from net investment income (1.35) (1.73) (0.33)
Transaction fees
(b)
— — 0.10
Net asset value, end of period 46.28 45.36 46.21
Market price, end of period 46.43 45.47 46.46
Net Asset Value Total Return (%)
(c)
5.14 2.01 (6.94)
(d)
Market Price Total Return (%)
(c)
5.23 1.69 (6.44)
(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net
assets 0.35
(e)
0.35 0.35
(e)
Ratio of net investment income to
average net assets 4.43
(e)
4.01 3.41
(e)
Portfolio Turnover Rate
(f)
25.62 53.59 13.06
Net Assets, end of period ($ x 1,000) 23,138 22,682 23,105
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

NOTE 1—Organization:
BNY Mellon Responsible Horizons Corporate Bond ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-
owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”
or “INA”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the
Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities excluding short-term investments (other than U.S.
Treasury Bills), futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services
(each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a
Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Each Service and independent valuation firm is engaged under the general oversight of the Board.
Overnight and certain other short-term debt instruments (excluding U.S. Treasury
Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the Board or a committee or other persons designated by the Board, the amortized cost method would not represent fair value. These securities are generally categorized within Level
2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

The table below summarizes the inputs used as of December 31, 2023 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Corporate Bonds — 21,862,188 — 21,862,188
Municipal Securities — 9,080 — 9,080
U.S. Treasury Government
Securities — 806,820 — 806,820
Investment Companies 284,165 — — 284,165
Investment of Cash
Collateral for Securities
Loaned 17,985 — — 17,985
Other Financial Instruments:
Futures
††
105,689 — — 105,689
Liabilities ($)
Other Financial Instruments:
Futures
††
(90,399) — — (90,399)
Forward Foreign Currency
Exchange Contracts
††
— (5,694) — (5,694)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-
traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.

Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105%
of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of
Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction.
Should a borrower fail to return the securities in a timely manner, BNY Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2023, BNY Mellon earned $217 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and
Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the
Statement of Assets and Liabilities. As of December 31, 2023, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are
Assets ($) Liabilities ($)
Securities Lending 324,842 —
Total gross amount of assets and
liabilities in the Statement of Assets
and Liabilities 324,842 —
Collateral (received)/posted not offset in
the Statement of Assets and Liabilities (324,842)
†
—
Net Amount — —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
ESG Investment Approach Risk: The fund’s incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. INA’s security selection process incorporates ESG data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/
or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by INA as part of its proprietary ESG process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. INA’s evaluation of ESG factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate
ESG data from other sources or utilize other methodologies.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, may have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of
ETFs that invest in domestic securities.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid on a monthly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On December 26, 2023, the Board declared a cash dividend of $0.18 per share from net investment income, payable on January 3, 2024 to shareholders of record as of the close of business on December 28, 2023. The ex-dividend date was December 27,
2023.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, the fund is treated as a separate entity.

As of and during the period ended December 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended December 31, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended June 30, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The fund has an unused capital loss carryover of $851,515 available for federal income tax purposes to be applied against future net realized capital gains, if any, subsequent to June 30, 2023. The fund has $798,748 of short-term capital losses and $52,767 long-
term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
June 30, 2023 were as follows: ordinary income $865,717. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.35% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended December 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.175%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $6,775.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities and in-kind transactions, during the period ended December 31, 2023, amounted to $5,608,593 and $5,943,500, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and
Derivatives Association, Inc. Master Agreements or similar agreements (collectively,
“Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties.

Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/
or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivative transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended
December 31, 2023 is discussed below.
Futures: In the normal course of pursuing its investment objective, exposed to market risk, including interest risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage the exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.
Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
which are recorded in the Statements of Operations.
When the
contracts are closed, the fund recognizes a realized gain or loss which is reflected in
the Statements of Operations.
There is minimal counterparty credit risk to the fund
with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at December 31, 2023, are set forth in the Statement of
Investments.
Forward Foreign Currency Exchange Contracts:
T
he fund enters into forward
contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of
Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

limited to the unrealized gain on each open contract. This risk may be mitigated by
Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at December 31, 2023 are set forth in the
Statement of Investments.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations,
respectively.
Fair value of derivative instruments as of December 31, 2023 is shown below:
Statement of Assets and Liabilities location:
The effect of derivative instruments in the Statements of Operations during the period ended December 31, 2023 is shown below:
Statement of Operations location:
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities”
require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject
Derivative
Assets ($)
Derivative
Liabilities ($)
Interest rate risk 105,689
(a)
Interest rate risk (90,399)
(a)
Foreign exchange risk —
(b)
Foreign exchange risk (5,694)
(b)
Gross fair value of
derivative contracts 105,689 (96,093)
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying Risk Futures
(a)
Forward
Contracts
(b)
Total
Interest rate (59,598) — (59,598)
Foreign exchange — 6,750 6,750
Total (59,598) 6,750 (52,849)
Net change in unrealized appreciation (depreciation)
on derivatives recognized in income ($)
Underlying Risk Futures
(c)
Forward
Contracts
(d)
Total
Interest rate 12,733 — 12,733
Foreign exchange — (4,705) (4,705)
Total 12,733 (4,705) 8,028
(a)
Net realized gain (loss) on futures.
(b)
Net realized gain (loss) on forward foreign currency exchange contracts.
(c)
Net change in unrealized appreciation (depreciation) on futures.
(d)
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the
Statement of Assets and Liabilities.
At December 31, 2023, derivative assets and liabilities (by type) on a gross basis are as follows:
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of December 31, 2023:
The following table summarizes the average market value of derivatives outstanding during the period ended December 31, 2023:
At December 31, 2023, accumulated net unrealized depreciation on investments was
$675,902, consisting of gross appreciation of $405,329 and gross depreciation of
$1,081,231.
At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Derivative Financial Instruments: Assets ($) Liabilities ($)
Futures 105,689 (90,399)
Forward contracts — (5,694)
Total gross amount of derivative assets
and liabilities in the Statement of
Assets and Liabilities 105,689 (96,093)
Derivatives not subject to  Master
Agreements 105,689 (90,399)
Total gross amount of derivative assets
and liabilities subject to Master
Agreements — (5,694)
Counterparty
Gross Amount of
Liabilities($)
†
Financial Instruments
and Derivatives
Available for Offset ($)
Collateral
Pledged ($)
Net Amount of
Liabilities ($)
Goldman Sachs & Co. (5,694) – – (5,694)
†
Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
Average Market Value ($)
Interest rate futures 4,607,638
Forward contracts 723,420

NOTES TO FINANCIAL STATEMENTS
(Unaudited) (continued)

NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of December 31, 2023, MBC Investments Corporation, a wholly-
owned subsidiary of BNY Mellon, held 490,001 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended December 31, 2023, the fund had no in-kind transactions.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

The funds of the Trust have adopted a liquidity risk management program (the
“Program”) pursuant to the requirements of Rule 22e-4 under the Investment
Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors. The Board has appointed
BNY Mellon ETF Investment Adviser, LLC, the investment adviser to the funds, as the Program Administrator.
The rule requires each fund to assess, manage and review its liquidity risk at least annually, considering applicable factors such as investment strategy and liquidity during normal and reasonably foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. Each fund must also assess its use of borrowings and derivatives, short- term and long-term cash flow projections in normal and reasonably foreseeable stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources. In addition, with respect to an exchange-traded fund, a fund must assess the relationship between the fund’s portfolio liquidity and the way in which, and the prices and spreads at which, the fund’s shares trade, and the effect of the composition of baskets on the overall liquidity of the fund’s portfolio.
The rule also generally requires funds to classify each of their investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without the sale or disposition significantly changing the market value of the investment. A fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.
Pursuant to the rule’s requirements, the Program has been reviewed and approved by the Board. Furthermore, at its November 2023 meeting, the Board received a written report prepared by the Program Administrator, for the period October 1, 2022 to
September 30, 2023, addressing the operation of the Program, assessing the Program’s adequacy and effectiveness and describing any material changes made to the Program.

LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited) (continued)

Assessment of Program
In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the funds and the Program has been implemented effectively. The Program Administrator has monitored each fund’s liquidity risk and the liquidity classification of the securities held by the funds and has determined that the Program is operating effectively.
During the period from October 1, 2022 to September 30, 2023, there were no material changes to the Program and no material liquidity events that impacted the funds. During the period, each fund held sufficient highly liquid assets to meet fund redemptions.
Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that each fund maintains sufficient highly liquid assets to meet expected fund redemptions.

For More Information
2024 BNY Mellon Securities Corporation
4863SA1223
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Responsible Horizons Corporate Bond ETF RHCB

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)

Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    02/22/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    02/22/2024

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    02/22/2024

* Print the name and title of each signing officer under his or her signature.